Share-based compensation - Schedule of Performance Criteria and Weight of Long Term Incentive Plans (Details)	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	1
Total Shareholder Return
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.30
ROAIC
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.40
Technology Leadership Index
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.20
Sustainability
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance plan criteria, percentage	0.10